Acquisitions and Investments (Details) (Liberty Dialysis Holdings Inc [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Liberty Dialysis Holdings Inc [Member]
Business Acquisition [Line Items]
Name of acquired entity	Liberty Dialysis Holdings, Inc.
Description of acquired entity	Upon completion, the acquired operations would add approximately 260 outpatient dialysis clinics to the Company's network in the U.S. and approximately $1,000,000 in annual revenue.
Long-term notes receivable	$ 294,000